23. Shareholders' Equity (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Shareholders Equity Details Narrative
Subscribed and paid-in capital stock	556,405,096
Common shares outstanding	28,935,260	28,944,097
Shares held in treasury	13,041,356	13,131,356
Retention of profits and investments reserve	R$ 3,130,935	R$ 3,915,964
Proposed dividends payable	R$ 489,027	R$ 472,650